UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number:
                     ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             01/29/2010
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     50

FORM 13F INFORMATION TABLE VALUE TOTAL:     26,515,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                    31-Dec-09

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                            Value      Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
ABAXIS, INC                      COM             002567105       373     14600   SH         Sole                14600      0     0
ADVENT SOFTWARE, INC             COM             007974108       598     14694   SH         Sole                14694      0     0
AEROVIRONMENT, INC.              COM             008073108       504     17330   SH         Sole                17330      0     0
ANSYS, INC.                      COM             03662Q105       796     18326   SH         Sole                18326      0     0
ARC SIGHT, INC.                  COM             039666102       354     13850   SH         Sole                13850      0     0
ARCHIPELAGO LEARNING, INC.       COM             03956P102       295     14260   SH         Sole                14260      0     0
BIO REFERENCE LABS, INC.         COM             09057G602       923     23540   SH         Sole                23540      0     0
BJS RESTAURANTS, INC.            COM             09180C106       445     23640   SH         Sole                23640      0     0
BLACKBOARD, INC.                 COM             091935502       850     18726   SH         Sole                18726      0     0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105       258     17180   SH         Sole                17180      0     0
BUCYRUS INTL, INC.               COM             118759109       552      9800   SH         Sole                 9800      0     0
BUFFALO WILD WINGS               COM             119848109       494     12260   SH         Sole                12260      0     0
CAPELLA EDUCATION                COM             139594105      1003     13320   SH         Sole                13320      0     0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103       588     16132   SH         Sole                16132      0     0
CHINACAST EDUCATION CORP.        COM             16946T109       469     62098   SH         Sole                62098      0     0
CLARIENT, INC.                   COM             180489106       278    104761   SH         Sole               104761      0     0
CONCUR TECHNOLOGIES, INC.        COM             206708109       366      8560   SH         Sole                 8560      0     0
COSTAR GROUP, INC.               COM             22160N109       396      9470   SH         Sole                 9470      0     0
CYBERSOURCE CORP.                COM             23251J106       790     39270   SH         Sole                39270      0     0
DEALERTRACK HOLDINGS INC         COM             242309102       332     17690   SH         Sole                17690      0     0
DRIL QUIP, INC.                  COM             262037104       961     17020   SH         Sole                17020      0     0
EBIX, INC.                       COM             278715206       477      9770   SH         Sole                 9770      0     0
EZCORP, INC.                     COM             302301106       419     24364   SH         Sole                24364      0     0
F5 NETWORKS, INC.                COM             315616102       789     14900   SH         Sole                14900      0     0
GENOPTIX, INC.                   COM             37243V100       287      8090   SH         Sole                 8090      0     0
HIBBETT SPORTS, INC.             COM             428567101       499     22690   SH         Sole                22690      0     0
HITTITE MICROWAVE CORP.          COM             43365Y104       547     13420   SH         Sole                13420      0     0
HMS HLDGS CORP.                  COM             40425J101       856     17585   SH         Sole                17585      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105       732     22030   SH         Sole                22030      0     0
K12, INC.                        COM             48273U102       389     19190   SH         Sole                19190      0     0
KNIGHT TRANSPORTATION, INC.      COM             499064103       503     26080   SH         Sole                26080      0     0
LIVEPERSON, INC.                 COM             538146101       280     40120   SH         Sole                40120      0     0
LKQ CORPORATION                  COM             501889208       675     34460   SH         Sole                34460      0     0
MERIDIAN BIOSCIENCE, INC.        COM             589584101       413     19172   SH         Sole                19172      0     0
MISTRAS GROUP, INC.              COM             60649T107       317     21067   SH         Sole                21067      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105       838     22235   SH         Sole                22235      0     0
NEOGEN CORP.                     COM             640491106       626     26535   SH         Sole                26535      0     0
NETLOGIC MICROSYSTEMS, INC.      COM             64118B100       443      9580   SH         Sole                 9580      0     0
NIC, INC.                        COM             62914B100       583     63773   SH         Sole                63773      0     0
O'REILLY AUTOMOTIVE, INC.        COM             686091109       519     13620   SH         Sole                13620      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100       605     18150   SH         Sole                18150      0     0
PHASE FORWARD, INC.              COM             71721R406       428     27860   SH         Sole                27860      0     0
POWER INTEGRATIONS, INC.         COM             739276103       542     14920   SH         Sole                14920      0     0
RUE 21                           COM             781295100       287     10220   SH         Sole                10220      0     0
SOLARWINDS, INC.                 COM             83416B109       326     14150   SH         Sole                14150      0     0
STANLEY, INC.                    COM             854532108       407     14840   SH         Sole                14840      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100       436      8090   SH         Sole                 8090      0     0
SYNTEL, INC.                     COM             87162H103       278      7320   SH         Sole                 7320      0     0
TYLER TECHNOLOGY, INC.           COM             902252105       683     34285   SH         Sole                34285      0     0
VISTAPRINT LIMITED               COM             N93540107       706     12467   SH         Sole                12467      0     0